UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6425

        Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	November 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.9% (3.9% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$5,285,450
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
1,300	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,266,330
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,620	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,828,131
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
8,720	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	9,158,965
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29

19,640	Total Consumer Staples			20,538,876

	Education and Civic Organizations – 4.5% (3.0% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A,	10/15 at 100.00	A3	294,162
	5.000%, 10/01/35
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000,	11/10 at 100.00	Aaa	3,004,096
	5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	209,578
260	5.000%, 11/01/25	11/15 at 100.00	A2	277,826
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/07 at 101.00	AAA	4,086,480
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 – AMBAC	11/12 at 100.00	AAA	6,871,936
	Insured
1,000	California Statewide Community Development Authority, Auxiliary Organization Revenue	4/07 at 100.50	AAA	1,011,850
	Certificates of Participation, University Corporation – California State University –
	Northridge, Series 1996, 6.000%, 4/01/26 – AMBAC Insured

14,920	Total Education and Civic Organizations			15,755,928

	Health Care – 7.3% (4.8% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A	1,874,477
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
3,565	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	5/07 at 100.00	A+	3,570,597
	Bonds, Valley Memorial Hospital, Series 1993A, 6.000%, 5/01/17
1,935	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	2,038,619
	Series 2005, 5.000%, 11/15/34
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AAA	1,306,120
	Center, Series 2004II-A, 5.000%, 11/01/23 – MBIA Insured
945	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A3	1,011,745
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
9,030	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,490,169
	Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,263,044
	Series 2001C, 5.250%, 8/01/31
3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	3,073,620
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

24,465	Total Health Care			25,628,391

	Housing/Multifamily – 4.8% (3.1% of Total Investments)
1,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	BBB	1,033,610
	Apartment Communities Development, Series 1998A, 5.100%, 5/15/25 (Mandatory put 5/17/10)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	3,331,110
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,069,370
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
2,285	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/08 at 102.00	N/R	2,370,093
	5.700%, 3/01/18
2,365	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/08 at 102.00	N/R	2,452,623
	Project, Series 1998, 5.800%, 3/01/28
3,040	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/09 at 102.00	N/R	3,168,805
	Series 1999A, 5.900%, 3/20/29
1,680	Stanton, California, Multifamily Housing Revenue Bonds, Continental Gardens Apartments, Series	8/07 at 102.00	AAA	1,728,451
	1997, 5.625%, 8/01/29 (Mandatory put 8/01/09) (Alternative Minimum Tax)
	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,
	Series 1992A:
390	6.900%, 11/01/08	5/07 at 100.00	Aa2	390,725
1,030	7.000%, 11/01/14	5/07 at 100.00	Aa2	1,087,629

15,790	Total Housing/Multifamily			16,632,416

	Housing/Single Family – 0.2% (0.2% of Total Investments)
825	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	894,242
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,106,100
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 24.4% (16.0% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,072,729
	Series 2002, 5.375%, 7/01/20 – FSA Insured
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A+	84,518
	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	4,097,062
500	5.250%, 2/01/33	2/13 at 100.00	A+	535,395
	California, General Obligation Bonds, Series 2004:
6,300	5.200%, 4/01/26	4/14 at 100.00	A+	6,812,379
2,500	5.125%, 2/01/27	2/14 at 100.00	A+	2,680,925
2,000	California, General Obligation Refunding Bonds, Series 2002, 5.250%, 4/01/32	4/12 at 100.00	A+	2,125,060
6,865	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	12/06 at 100.00	AA–	6,958,021
	(Alternative Minimum Tax)
6,085	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.700%, 12/01/32	12/06 at 102.00	AA–	6,213,454
	(Alternative Minimum Tax)
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	AAA	1,488,574
	Bonds, Series 2002A, 5.375%, 8/01/20 – MBIA Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	3,909,377
	5.000%, 6/01/29 – FSA Insured
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,547,756
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 – FSA Insured
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AAA	2,843,190
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	1,266,314
	5.000%, 7/01/17 – FSA Insured
6,150	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B,	7/16 at 100.00	AAA	6,516,602
	4.750%, 7/01/24 – FGIC Insured (UB)
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,610,410
	Series 2004A, 5.250%, 8/01/24 – FSA Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	607,946
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aaa	1,613,130
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	7,472,572
	Series 2003E, 5.250%, 7/01/21 – FSA Insured
4,435	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	4,553,881
	Series 2006F-1, 4.500%, 7/01/29 – FSA Insured (UB)
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	554,537
	2005A, 5.000%, 8/01/29 – FSA Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,617,450
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,333,468
	Bonds, Series 2003, 5.000%, 8/01/23 – FSA Insured
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AAA	1,484,854
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,160,971
	Bonds, Series 2003B, 5.000%, 8/01/23 – FSA Insured

80,010	Total Tax Obligation/General			85,160,575

	Tax Obligation/Limited – 29.9% (19.5% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,765,024
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	AAA	1,277,736
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	3,346,454
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	AAA	2,168,852
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	5,718,723
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
2,715	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,987,043
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	743,930
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,090	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	2,261,568
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds,
	Merged Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	8/08 at 102.00	N/R	1,040,090
2,765	5.700%, 8/01/28	8/08 at 102.00	N/R	2,879,858
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community	9/15 at 100.00	AAA	1,338,138
	Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AAA	3,366,841
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – MBIA Insured
2,335	Fresno, California, Certificates of Participation, Street Improvement Project, Series 1991,	12/06 at 100.00	A+	2,364,865
	6.625%, 12/01/11
530	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	573,460
	5.000%, 9/01/20 – XLCA Insured
1,910	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic,	5/07 at 101.50	AAA	1,953,453
	Recreational and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 – MBIA
	Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
335	5.000%, 9/01/26	9/16 at 100.00	N/R	340,538
775	5.125%, 9/01/36	9/16 at 100.00	N/R	795,894
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	3,454,075
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,390,662
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,259,631
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – FSA Insured
4,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	4,304,600
	Refunding Project, Series 2005A, 5.000%, 12/01/26 – MBIA Insured
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	Aaa	3,154,529
	2001, 5.000%, 8/01/20 – MBIA Insured
14,160	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	4/08 at 101.00	AAA	14,509,469
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	21,300,354
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AAA	1,266,104
	Construction Project, Series 2006, 5.000%, 9/01/24 – MBIA Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – MBIA Insured	9/13 at 100.00	AAA	1,626,210
1,500	5.000%, 9/01/20 – MBIA Insured	9/13 at 100.00	AAA	1,625,280
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	638,658
	2005A, 5.000%, 9/01/35 – XLCA Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	AAA	4,675,838
	5.250%, 9/01/22 – MBIA Insured
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	787,972
	8/01/25 – AMBAC Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	2,649,825
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	AAA	2,967,556
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured

93,545	Total Tax Obligation/Limited			104,533,230

	Transportation – 13.4% (8.8% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,269,397
	2006, 5.000%, 4/01/31
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,188,860
	Bonds, Series 1999, 0.000%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,166,080
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21 –	7/12 at 100.00	AAA	2,887,583
	FSA Insured
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	21,478,000
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,575,223
3,865	5.250%, 5/01/19 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AAA	4,096,243

44,980	Total Transportation			46,661,386

	U.S. Guaranteed – 47.1% (30.9% of Total Investments) (4)
7,325	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (4)	7,924,478
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	2,760,000
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,825,570
6,190	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	6,722,959
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
10,400	6.125%, 12/01/30 (Pre-refunded 12/01/09)	12/09 at 101.00	A3 (4)	11,296,480
7,700	6.250%, 12/01/34 (Pre-refunded 12/01/09)	12/09 at 101.00	A3 (4)	8,389,843
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	1/07 at 100.00	Aaa	9,197,120
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
	California, General Obligation Bonds, Series 2000:
1,105	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	Aaa	1,179,322
315	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	Aaa	336,187
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	AAA	4,831,519
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – MBIA Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	AAA	1,801,274
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – MBIA Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	17,688,443
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
5,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	5,599,300
2,500	5.625%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,799,650
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AAA	8,570,560
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) –
	FGIC Insured
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	2,133,280
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	5,408,000
	5.500%, 10/01/32
13,525	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	16,015,493
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	3,268,620
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) –
	MBIA Insured
4,540	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	Aaa	5,036,267
	2005A, 5.000%, 8/01/29 (Pre-refunded 8/01/15) – FSA Insured
1,615	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa2 (4)	1,692,342
	Projects, Series 2002A, 5.250%, 1/01/21 (Pre-refunded 1/01/10)
7,500	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.300%,	9/08 at 101.00	AA (4)	7,729,200
	9/01/30 (Pre-refunded 9/01/08)
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
5,265	5.000%, 9/01/18 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	5,570,212
10,255	5.000%, 9/01/19 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	10,849,482
	University of California, Revenue Bonds, Research Facilities, Series 2001E:
2,305	5.000%, 9/01/23 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	AAA	2,399,136
5,150	5.000%, 9/01/24 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	AAA	5,360,326

147,050	Total U.S. Guaranteed			164,385,063

	Utilities – 7.2% (4.7% of Total Investments)
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	1,298,052
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	537,710
	2005A-1, 5.000%, 7/01/31 – FSA Insured
1,235	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,331,478
	9/01/31 – XLCA Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,390,850
	Project, Series 2003, 5.700%, 9/01/36
880	Redlands, California, Certificates of Participation Refunding, Capital Improvement Projects,	3/07 at 100.00	AAA	882,314
	Series 1992, 6.800%, 3/01/07 – AMBAC Insured
2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	AAA	2,741,975
	5.250%, 5/15/23 – FGIC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	2,597,932
	2002Q, 5.250%, 8/15/21 – FSA Insured
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AAA	4,326,840
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	A+	6,158,350
	6.750%, 7/01/11

23,225	Total Utilities			25,265,501

	Water and Sewer – 7.2% (4.7% of Total Investments)
7,040	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	7,670,221
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – FSA Insured
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 – MBIA Insured	12/13 at 100.00	AAA	1,102,310
1,440	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	AAA	1,587,326
1,205	5.250%, 12/01/22 – MBIA Insured	12/13 at 100.00	AAA	1,316,185
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	914,608
	5.000%, 4/01/36 – MBIA Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC	4/16 at 100.00	AAA	1,351,075
	Insured
500	Norco, California, Certificates of Participation Refunding, Water and Sewerage System	10/08 at 102.00	AAA	520,950
	Improvement Project, Series 1998, 5.125%, 10/01/28 – AMBAC Insured
1,380	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	1,494,443
	2006, 5.000%, 12/01/36 – FGIC Insured
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AAA	5,777,265
	Series 2002A, 5.000%, 11/01/19 – MBIA Insured (6)
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AAA	1,696,384
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AAA	1,788,518

23,255	Total Water and Sewer			25,219,285

$ 489,705	Total Investments (cost $493,760,323) – 152.6%			532,780,993

	Floating Rate Obligations – (2.4%)			(8,450,000)

	Other Assets Less Liabilities – 2.8%			9,886,116

	Preferred Shares, at Liquidation Value – (53.0)%			(185,000,000)

	Net Assets Applicable to Common Shares – 100%			$349,217,109

Forward Swaps outstanding at November 30, 2006:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$14,100,000	Receive	3 Month USD-LIBOR	5.681%	Semi-Annually	7/27/07	7/27/12	$ (533,947)
JPMorgan	22,200,000	Receive	3 Month USD-LIBOR	5.630%	Semi-Annually	7/27/07	7/27/10	(532,229)
JPMorgan	11,300,000	Pay	3 Month USD-LIBOR	5.869%	Semi-Annually	7/27/07	7/27/34	1,296,045
Morgan Stanley	23,000,000	Pay	3 Month USD-LIBOR	5.816%	Semi-Annually	7/27/07	7/27/29	2,234,965

								$2,464,834

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(6)	Portion of the investment with an aggregate market value of $290,208, has been pledged to collateralize the net payment obligations under forward swap contracts.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate investments subject to SFAS No. 140.

At November 30, 2006, the cost of investments was $485,138,990.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

Gross unrealized:
Appreciation	$39,194,575
Depreciation	(7)

Net unrealized appreciation (depreciation) of investments	$39,194,568

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2007

* Print the name and title of each signing officer under his or her signature.